FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial instrument assets recorded at fair value

Financial instrument assets recorded at fair value as of March 31, 2022 and December 31, 2021 are as follows (in thousands):

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,098	$—	$—	$30,098
Derivative assets:
Foreign currency exchange options	—	644	—	644
	$30,098	$644	$—	$30,742

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

	2020
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$38,093	$—	$—	$38,093
	$38,093	$—	$—	$38,093

Schedule of financial instrument liabilities recorded or disclosed at fair value

Financial instrument liabilities recorded or disclosed at fair value as of March 31, 2022 and December 31, 2021 are as follows (in thousands):

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,459,561	$—	$1,459,561
Senior Notes	—	311,217	—	311,217
Contingent Consideration	—	—	14,470	14,470
Derivative liabilities:
Interest rate swap contracts	—	1,857	—	1,857
	$—	$1,772,635	$14,470	$1,787,105

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

Financial instrument liabilities recorded or disclosed at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

	2020
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,507,053	$—	$1,507,053
Senior Notes	—	322,500	—	322,500
Derivative liabilities:
Foreign currency exchange options	—	1,827	—	1,827
Interest rate swap contracts	—	31,325	—	31,325
	$—	$1,862,705	$—	$1,862,705

Schedule of quantitative information associated with the fair value measurements

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

Fair Value as of
	March 31, 2022	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,470	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.25 – 1.90 years
			Discount rate	8.10% – 8.53%

Fair Value as of
	December 31, 2021	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,039	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.63 – 2.15 years
			Discount rate	8.10% – 8.53%

Schedule of changes in the fair value of the contingent consideration

The following table presents changes in the fair value of the Contingent Consideration for the three months ended March 31, 2022 (in thousands):

December 31, 2021	$14,039
Change in fair value of Contingent Consideration	431
March 31, 2022	$14,470

The following table presents changes in the fair value of the Contingent Consideration for the year ended December 31, 2021 (in thousands):

December 31, 2020	$—
Issuance of Contingent Consideration in connection with acquisition	13,200
Change in fair value of Contingent Consideration	1,373
Effects of fluctuations in foreign currency exchange rates	(534)
December 31, 2021	$14,039